Accrued Expenses	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued Expenses
Note 5 – Accrued expenses
Accrued expenses consisted of the following (in thousands):

	December 31,
	2020	2019
Accrued expenses:
Accrued interest	$5,041	$7,000
Accrued salaries	11,802	9,509
Current taxes payable	519	535
Other accrued expenses	2,694	2,847

Total	$20,056	$19,891